[Logo - American Funds®]

Prospectus Supplement
January 1, 2009

For the following funds with currently effective prospectuses, prospectus addenda and retirement plan prospectuses dated February 1, 2008 — January 1, 2009

AMCAP Fund,® Inc.
American Balanced Fund,® Inc.
American High-Income Municipal Bond Fund,® Inc.
American High-Income TrustSM
American Mutual Fund,® Inc.
The Bond Fund of America,SM Inc.
Capital Income Builder,® Inc.
Capital World Bond Fund,® Inc.
Capital World Growth and Income Fund,SM Inc.
The Cash Management Trust of America®
EuroPacific Growth Fund®
Fundamental Investors,SM Inc.
The Growth Fund of America,® Inc.
The Income Fund of America,® Inc.
Intermediate Bond Fund of America®
International Growth and Income Fund,SM Inc.
The Investment Company of America®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The New Economy Fund®
New Perspective Fund,® Inc.
New World Fund,SM Inc.
Short-Term Bond Fund of America,SM Inc.
SMALLCAP World Fund,® Inc.
The Tax-Exempt Bond Fund of America,® Inc.
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®
The Tax-Exempt Money Fund of America,SM Inc.
U.S. Government Securities FundSM
The U.S. Treasury Money Fund of AmericaSM
Washington Mutual Investors Fund,SM Inc.

Keep this supplement with your prospectus,
prospectus addendum and/or retirement plan prospectus

1.
For each fund listed below, the indicated footnote to the Annual fund operating expenses table in the “Fees and expenses of the fund(s)” section of the Prospectus, Prospectus Addendum and/or Retirement Plan Prospectus, is amended in its entirety as follows:

(a)   The Prospectus for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, Limited Term Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California: Footnote 2

The Prospectus for AMCAP Fund, American Balanced Fund, The Bond Fund of America, Capital World Growth and Income Fund, EuroPacific Growth Fund, Fundamental Investors, The Investment Company of America and The New Economy Fund: Footnote 8

The Prospectus for American High-Income Trust, American Mutual Fund, Capital Income Builder, Capital World Bond Fund, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, New Perspective Fund, New World Fund, SMALLCAP World Fund and U.S. Government Securities Fund: Footnote 9

The Prospectus Addendum for all the funds listed above in this subparagraph (a), and the Retirement Plan Prospectus for all the funds listed above in this subparagraph (a) except The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, Limited Term Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California: Footnote 1

Prospectus and Prospectus Addendum

“The fund’s investment adviser waived a portion of its management fee from September 1, 2004 through December 31, 2008. Management fees and total annual fund operating expenses in the table do not reflect any waiver. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus [addendum] and in the fund’s annual report.”

Retirement Plan Prospectus

“The fund’s investment adviser waived a portion of its management fee from September 1, 2004 through December 31, 2008. In addition, the investment adviser paid a portion of the fund’s transfer agent fees for certain R share classes. Management fees, other expenses and total annual fund operating expenses in the table do not reflect any waiver or reimbursement. Information regarding the effect of any waiver and reimbursement on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund’s annual report.”

(b)    The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America

Prospectus (footnote 7) and Prospectus Addendum (footnote 1)

“The fund’s investment adviser waived a portion of its management fee from September 1, 2004* through December 31, 2008. Management fees and total annual fund operating expenses in the table do not reflect any waiver. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus [addendum] and in the fund’s annual report.”

Retirement Plan Prospectus (footnote 1 for The Cash Management Trust of America and The U.S. Treasury Money Fund of America)

“The fund’s investment adviser waived a portion of its management fee from September 1, 2004* through December 31, 2008. In addition, the investment adviser paid a portion of the fund’s transfer agent fees for certain R share classes and, due to lower short-term interest rates, agreed to pay a portion of the class-specific fees and expenses for some of the share classes. Management fees, other expenses and total annual fund operating expenses in the table do not reflect any waiver or reimbursement. Information regarding the effect of any waivers and reimbursements on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund’s annual report.”

*October 1, 2005 in the case of The Cash Management Trust of America

(c)   International Growth and Income Fund

Prospectus (footnote 9) and Prospectus Addendum (footnote 2)

“The fund’s investment adviser waived a portion of its management fee from October 1, 2008 through December 31, 2008. Management fees and total annual fund operating expenses in the table do not reflect any waiver.”

Retirement Plan Prospectus (footnote 2)

“The fund’s investment adviser waived a portion of its management fee from October 1, 2008 through December 31, 2008. Additionally, the fund’s investment adviser is reimbursing the fund a portion of other expenses so that other expenses do not exceed .22% for Class A shares, .28% for Class R-1 shares, .51% for Class R-2 shares, .33% for Class R-3 shares, .26% for Class R-4 shares and .20% for Class R-5 shares. Such reimbursements may be reduced or discontinued at any time as determined by the investment adviser. Management fees, other expenses and total annual fund operating expenses in the table do not reflect any waiver or reimbursement.”

(d)   Short-Term Bond Fund of America

Prospectus (footnote 9) and Prospectus Addendum (footnote 1)

“The fund’s investment adviser waived a portion of its management fee from October 2, 2006 through December 31, 2008. The fund’s investment adviser also reimbursed other fees and expenses. Management fees, other expenses and total annual fund operating expenses in the table do not reflect any waiver or reimbursement. Information regarding the effect of any waiver and reimbursement on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus [addendum] and in the fund’s annual report.”

Retirement Plan Prospectus (footnote 1)

“The fund’s investment adviser waived a portion of its management fee from October 2, 2006 through December 31, 2008. The fund’s investment adviser also reimbursed other fees and expenses. In addition, the investment adviser paid a portion of the fund’s transfer agent fees for certain R share classes. Management fees, other expenses and total annual fund operating expenses in the table do not reflect any waiver or reimbursement. Information regarding the effect of any waiver and reimbursement on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund’s annual report.”

(e)   Washington Mutual Investors Fund, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia

Prospectus (footnote 8 for Washington Mutual Investors Fund and footnote 7 for both The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia) and Prospectus Addendum (footnote 1)

“The fund’s investment adviser and business manager each waived a portion of their management fees from September 1, 2004 through December 31, 2008. Management fees and total annual fund operating expenses in the table do not reflect any waivers. Information regarding the effect of any waivers on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus [addendum] and in the fund’s annual report.”

Retirement Plan Prospectus (footnote 1 for Washington Mutual Investors Fund)

“The fund’s investment adviser and business manager each waived a portion of their management fees from September 1, 2004 through December 31, 2008. In addition, the investment adviser paid a portion of the fund’s transfer agent fees for certain R share classes. Management fees, other expenses and total annual fund operating expenses in the table do not reflect any waivers or reimbursement. Information regarding the effect of any waivers and reimbursement on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund’s annual report.”

2.   The following is added as the last paragraph to the “Investment adviser” subsection in the “Management and organization” section of the Prospectus and Retirement Plan Prospectus:

“Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Capital Research and Management Company and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. Approval by the funds’ shareholders would be required before any authority granted under an exemptive order could be exercised. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or seek a shareholder vote to exercise any authority, if granted, under an exemptive order.”

3.   The following paragraph is added to the Prospectus and/or Retirement Plan Prospectus for each fund listed below as follows:

For The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia — added as the last paragraph to the “Purchase of Class A, B and C shares” subsection in the “Purchase and exchange of shares” section of the Prospectus.

For The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America — added as the last paragraph to the “Purchase of Class A, B and C shares” subsection in the “Purchase and exchange of shares” section of the Prospectus, and for The Cash Management Trust of America and The U.S. Treasury Money Fund of America — added after the third paragraph in the “Purchases and exchanges” subsection in the “Purchase, exchange and sale of shares” section of the Retirement Plan Prospectus.

For AMCAP Fund, American Balanced Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Income Builder, Capital World Bond Fund, Capital World Growth and Income Fund, EuroPacific Growth Fund, Fundamental Investors, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, The New Economy Fund, New Perspective Fund, New World Fund, Short-Term Bond Fund of America, SMALLCAP World Fund, U.S. Government Securities Fund and Washington Mutual Investors Fund — added as the last paragraph to the “Employer-sponsored retirement plans” subsection in the “Sales charges” section of the Prospectus and the Retirement Plan Prospectus.

“A 403(b) plan may not invest in Class A, Class B or Class C shares on or after January 1, 2009 unless such plan was invested in Class A, Class B or Class C shares prior to that date.”

4.   Applicable to The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America only — The “Risk/Return summary” section of the Prospectus and Retirement Plan Prospectus is amended by replacing the third and fourth paragraphs with the following:

“Each of the funds paid a fee of 0.01% of its net assets as of September 19, 2008, in order to participate in the program for the initial three-month period, which expired on December 18, 2008.

The United States Treasury Department has extended the program through April 30, 2009. Each of the funds is participating in the program for this extension period and has paid a fee of 0.015% of its net assets as of September 19, 2008, in order to participate for the period from December 19, 2008 through April 30, 2009. The terms and conditions of the program and qualifications for insurance coverage under the program remain the same as for the initial period.

The term of the program may be further extended by the Secretary of the Treasury through September 18, 2009. The duration and terms of any such extension have not been determined. The funds and their boards will evaluate the terms of any extension after they are announced; however, the funds are not required to participate in any further extension.”

5.   Applicable to Capital Income Builder only.

The first paragraph under the heading “Dividends and distributions” in the “Distributions and taxes” section of the Prospectus is amended in its entirety to read as follows:

“The fund intends to distribute dividends to you, usually in March, June, September and December.”

The first paragraph under the heading “Dividends and distributions” in the “Distributions and taxes” section of the Retirement Plan Prospectus is amended in its entirety to read as follows:

“The fund intends to distribute dividends to shareholders, usually in March, June, September and December.”

MFGEBS-018-1208P Litho in USA CGD/LPT/9908-S19416

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS FOR THE FUND.

/s/	VINCENT P. CORTI
VINCENT P. CORTI
SECRETARY

[Logo - American Funds®]

Prospectus Supplement
January 1, 2009

For the following funds with currently effective prospectuses, prospectus addenda and retirement plan prospectuses dated February 1, 2008 — January 1, 2009

AMCAP Fund,® Inc.
American Balanced Fund,® Inc.
American High-Income Municipal Bond Fund,® Inc.
American High-Income TrustSM
American Mutual Fund,® Inc.
The Bond Fund of America,SM Inc.
Capital Income Builder,® Inc.
Capital World Bond Fund,® Inc.
Capital World Growth and Income Fund,SM Inc.
The Cash Management Trust of America®
EuroPacific Growth Fund®
Fundamental Investors,SM Inc.
The Growth Fund of America,® Inc.
The Income Fund of America,® Inc.
Intermediate Bond Fund of America®
International Growth and Income Fund,SM Inc.
The Investment Company of America®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The New Economy Fund®
New Perspective Fund,® Inc.
New World Fund,SM Inc.
Short-Term Bond Fund of America,SM Inc.
SMALLCAP World Fund,® Inc.
The Tax-Exempt Bond Fund of America,® Inc.
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®
The Tax-Exempt Money Fund of America,SM Inc.
U.S. Government Securities FundSM
The U.S. Treasury Money Fund of AmericaSM
Washington Mutual Investors Fund,SM Inc.

Keep this supplement with your prospectus,
prospectus addendum and/or retirement plan prospectus

1.
For each fund listed below, the indicated footnote to the Annual fund operating expenses table in the “Fees and expenses of the fund(s)” section of the Prospectus, Prospectus Addendum and/or Retirement Plan Prospectus, is amended in its entirety as follows:

(a)   The Prospectus for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, Limited Term Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California: Footnote 2

The Prospectus for AMCAP Fund, American Balanced Fund, The Bond Fund of America, Capital World Growth and Income Fund, EuroPacific Growth Fund, Fundamental Investors, The Investment Company of America and The New Economy Fund: Footnote 8

The Prospectus for American High-Income Trust, American Mutual Fund, Capital Income Builder, Capital World Bond Fund, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, New Perspective Fund, New World Fund, SMALLCAP World Fund and U.S. Government Securities Fund: Footnote 9

The Prospectus Addendum for all the funds listed above in this subparagraph (a), and the Retirement Plan Prospectus for all the funds listed above in this subparagraph (a) except The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, Limited Term Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California: Footnote 1

Prospectus and Prospectus Addendum

“The fund’s investment adviser waived a portion of its management fee from September 1, 2004 through December 31, 2008. Management fees and total annual fund operating expenses in the table do not reflect any waiver. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus [addendum] and in the fund’s annual report.”

Retirement Plan Prospectus

“The fund’s investment adviser waived a portion of its management fee from September 1, 2004 through December 31, 2008. In addition, the investment adviser paid a portion of the fund’s transfer agent fees for certain R share classes. Management fees, other expenses and total annual fund operating expenses in the table do not reflect any waiver or reimbursement. Information regarding the effect of any waiver and reimbursement on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund’s annual report.”

(b)    The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America

Prospectus (footnote 7) and Prospectus Addendum (footnote 1)

“The fund’s investment adviser waived a portion of its management fee from September 1, 2004* through December 31, 2008. Management fees and total annual fund operating expenses in the table do not reflect any waiver. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus [addendum] and in the fund’s annual report.”

Retirement Plan Prospectus (footnote 1 for The Cash Management Trust of America and The U.S. Treasury Money Fund of America)

“The fund’s investment adviser waived a portion of its management fee from September 1, 2004* through December 31, 2008. In addition, the investment adviser paid a portion of the fund’s transfer agent fees for certain R share classes and, due to lower short-term interest rates, agreed to pay a portion of the class-specific fees and expenses for some of the share classes. Management fees, other expenses and total annual fund operating expenses in the table do not reflect any waiver or reimbursement. Information regarding the effect of any waivers and reimbursements on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund’s annual report.”

*October 1, 2005 in the case of The Cash Management Trust of America

(c)   International Growth and Income Fund

Prospectus (footnote 9) and Prospectus Addendum (footnote 2)

“The fund’s investment adviser waived a portion of its management fee from October 1, 2008 through December 31, 2008. Management fees and total annual fund operating expenses in the table do not reflect any waiver.”

Retirement Plan Prospectus (footnote 2)

“The fund’s investment adviser waived a portion of its management fee from October 1, 2008 through December 31, 2008. Additionally, the fund’s investment adviser is reimbursing the fund a portion of other expenses so that other expenses do not exceed .22% for Class A shares, .28% for Class R-1 shares, .51% for Class R-2 shares, .33% for Class R-3 shares, .26% for Class R-4 shares and .20% for Class R-5 shares. Such reimbursements may be reduced or discontinued at any time as determined by the investment adviser. Management fees, other expenses and total annual fund operating expenses in the table do not reflect any waiver or reimbursement.”

(d)   Short-Term Bond Fund of America

Prospectus (footnote 9) and Prospectus Addendum (footnote 1)

“The fund’s investment adviser waived a portion of its management fee from October 2, 2006 through December 31, 2008. The fund’s investment adviser also reimbursed other fees and expenses. Management fees, other expenses and total annual fund operating expenses in the table do not reflect any waiver or reimbursement. Information regarding the effect of any waiver and reimbursement on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus [addendum] and in the fund’s annual report.”

Retirement Plan Prospectus (footnote 1)

“The fund’s investment adviser waived a portion of its management fee from October 2, 2006 through December 31, 2008. The fund’s investment adviser also reimbursed other fees and expenses. In addition, the investment adviser paid a portion of the fund’s transfer agent fees for certain R share classes. Management fees, other expenses and total annual fund operating expenses in the table do not reflect any waiver or reimbursement. Information regarding the effect of any waiver and reimbursement on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund’s annual report.”

(e)   Washington Mutual Investors Fund, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia

Prospectus (footnote 8 for Washington Mutual Investors Fund and footnote 7 for both The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia) and Prospectus Addendum (footnote 1)

“The fund’s investment adviser and business manager each waived a portion of their management fees from September 1, 2004 through December 31, 2008. Management fees and total annual fund operating expenses in the table do not reflect any waivers. Information regarding the effect of any waivers on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus [addendum] and in the fund’s annual report.”

Retirement Plan Prospectus (footnote 1 for Washington Mutual Investors Fund)

“The fund’s investment adviser and business manager each waived a portion of their management fees from September 1, 2004 through December 31, 2008. In addition, the investment adviser paid a portion of the fund’s transfer agent fees for certain R share classes. Management fees, other expenses and total annual fund operating expenses in the table do not reflect any waivers or reimbursement. Information regarding the effect of any waivers and reimbursement on total annual fund operating expenses can be found in the Financial Highlights table in this prospectus and in the fund’s annual report.”

2.   The following is added as the last paragraph to the “Investment adviser” subsection in the “Management and organization” section of the Prospectus and Retirement Plan Prospectus:

“Rather than remain as investment divisions, Capital World Investors and Capital Research Global Investors may be incorporated into wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Capital Research and Management Company and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. Approval by the funds’ shareholders would be required before any authority granted under an exemptive order could be exercised. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or seek a shareholder vote to exercise any authority, if granted, under an exemptive order.”

3.   The following paragraph is added to the Prospectus and/or Retirement Plan Prospectus for each fund listed below as follows:

For The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia — added as the last paragraph to the “Purchase of Class A, B and C shares” subsection in the “Purchase and exchange of shares” section of the Prospectus.

For The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America — added as the last paragraph to the “Purchase of Class A, B and C shares” subsection in the “Purchase and exchange of shares” section of the Prospectus, and for The Cash Management Trust of America and The U.S. Treasury Money Fund of America — added after the third paragraph in the “Purchases and exchanges” subsection in the “Purchase, exchange and sale of shares” section of the Retirement Plan Prospectus.

For AMCAP Fund, American Balanced Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Income Builder, Capital World Bond Fund, Capital World Growth and Income Fund, EuroPacific Growth Fund, Fundamental Investors, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, The New Economy Fund, New Perspective Fund, New World Fund, Short-Term Bond Fund of America, SMALLCAP World Fund, U.S. Government Securities Fund and Washington Mutual Investors Fund — added as the last paragraph to the “Employer-sponsored retirement plans” subsection in the “Sales charges” section of the Prospectus and the Retirement Plan Prospectus.

“A 403(b) plan may not invest in Class A, Class B or Class C shares on or after January 1, 2009 unless such plan was invested in Class A, Class B or Class C shares prior to that date.”

4.   Applicable to The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America only — The “Risk/Return summary” section of the Prospectus and Retirement Plan Prospectus is amended by replacing the third and fourth paragraphs with the following:

“Each of the funds paid a fee of 0.01% of its net assets as of September 19, 2008, in order to participate in the program for the initial three-month period, which expired on December 18, 2008.

The United States Treasury Department has extended the program through April 30, 2009. Each of the funds is participating in the program for this extension period and has paid a fee of 0.015% of its net assets as of September 19, 2008, in order to participate for the period from December 19, 2008 through April 30, 2009. The terms and conditions of the program and qualifications for insurance coverage under the program remain the same as for the initial period.

The term of the program may be further extended by the Secretary of the Treasury through September 18, 2009. The duration and terms of any such extension have not been determined. The funds and their boards will evaluate the terms of any extension after they are announced; however, the funds are not required to participate in any further extension.”

5.   Applicable to Capital Income Builder only.

The first paragraph under the heading “Dividends and distributions” in the “Distributions and taxes” section of the Prospectus is amended in its entirety to read as follows:

“The fund intends to distribute dividends to you, usually in March, June, September and December.”

The first paragraph under the heading “Dividends and distributions” in the “Distributions and taxes” section of the Retirement Plan Prospectus is amended in its entirety to read as follows:

“The fund intends to distribute dividends to shareholders, usually in March, June, September and December.”

MFGEBS-018-1208P Litho in USA CGD/LPT/9908-S19416